FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT
Interest rate swap agreements

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019.

In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate. One of these interest rate swaps on notional debt of $100.0 million had a forward start date of April 2020.

In April 2020, the Company entered into two interest rate swaps with Nordea whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate. These interest rate swaps matured in the six months ended June 30, 2025.

The reference rate for our interest rate swaps is SOFR.

The aggregate fair value of these agreements as of June 30, 2025 was an asset of $14.9 million (December 31, 2024: $24.4 million) and a liability of nil (December 31, 2024: nil). The fair value (Level 2) of the Company’s interest rate swap agreements is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the current credit worthiness of both the Company and the derivative counterparty. The estimated fair value is the present value of future cash flows. In the six months ended June 30, 2025, the Company recorded a loss on these agreements of $1.4 million (six months ended June 30, 2024: gain of $9.8 million).

The interest rate swaps are not designated as hedges and are summarized as of June 30, 2025 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	April 2020	April 2027	0.5970%
400,000

Fair Values
The carrying values and fair value of the financial assets and liabilities as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025		December 31, 2024
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	14,912	24,419	24,419
Marketable securities	1,988	1,988	4,027	4,027
Financial assets not measured at fair value
Cash and cash equivalents	476,717	476,717	413,532	413,532
Trade and other receivables	119,058	119,058	128,943	128,943
Financial liabilities not measured at fair value
Trade and other payables	126,117	126,117	98,812	98,812
Floating rate debt	3,586,935	3,645,140	3,744,388	3,792,576

The table below shows the levels in the fair value hierarchy of financial assets and financial liabilities as of June 30, 2025 and December 31, 2024, excluding those whose fair values approximate their respective carrying values due to their short-term nature.

(in thousands of $)	June 30, 2025 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	14,912	—	14,912
Marketable securities	1,988	1,988	—
Financial liabilities not measured at fair value
Floating rate debt	3,645,140	—	3,645,140

(in thousands of $)	Dec 31, 2024 Fair Value	Level 1	Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments	24,419	—	24,419
Marketable securities	4,027	4,027	—
Financial liabilities not measured at fair value
Floating rate debt	3,792,576	—	3,792,576
Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1 and Level 2 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.

Assets Measured at Fair Value on a Recurring Basis

The fair value (Level 2) of interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the end of the reporting period, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Marketable securities are listed equity securities for which the fair value at the end of the period is the aggregate market value based on quoted market prices (Level 1).

There were no transfers between these levels in 2025 and 2024.

Financial risk management

In the course of its normal business, the Company is exposed to the following risks:
•Credit risk,
•Liquidity risk, and
•Market risk (interest rate risk, foreign currency risk, and price risk).

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations if they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due. The Company has entered into several loan facilities whose maturities are spread over different years (see Note 7).

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2025
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 6 years	Between 6 and 10 years
Non derivative financial liabilities
Floating rate debt	3,586,935	3,612,658	285,148	1,131,797	1,596,879	598,834
Interest on floating rate debt	—	884,851	213,636	343,299	248,188	79,728
Obligations under leases	133	133	133	—	—	—
Trade and other payables	126,117	126,117	126,117	—	—	—

The Company has secured bank loans that contain loan covenants. A future breach of covenant may require the Company to repay the loan earlier than indicated in the above table. For more details on these covenants, see Note 7.

The carrying values of floating rate debt includes accrued interest as of the reporting date. The interest on floating rate debt is based on the SOFR spot rate as of June 30, 2025. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above, except for the interest on floating rate debt as a result of changes in the SOFR spot rate.

Capital management

We operate in a capital-intensive industry and have historically financed our purchase of tankers and other capital expenditures through a combination of cash generated from operations, equity capital and borrowings from commercial banks. Our ability to generate adequate cash flows on a short and medium term basis depends substantially on the trading performance of our vessels in the market. Our funding and treasury activities are conducted within corporate policies to increase investment returns while maintaining appropriate liquidity for our requirements.

The Company’s objectives when managing capital are to:
•safeguard our ability to continue as a going concern, so that we can continue to provide returns for shareholders and benefits for other stakeholders, and
•maintain an optimal capital structure to reduce the cost of capital.